Related parties	12 Months Ended
Jun. 30, 2022
Related parties
Related parties

18.Related parties

The Company’s related parties include key management personnel and directors. Unless otherwise stated, none of the transactions incorporated special terms and conditions and no guarantees were given or received. Outstanding balances payable are usually settled in cash and relate to director fees.

The Company had incurred no related party transactions and had no outstanding balance with related parties for the years ended June 30, 2022 and 2021.

Compensation of key management personnel

Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Company, including members of the Company’s Board of Directors. The Company considers key management to be the members of the Board of Directors and five officers.

The remuneration of directors and other members of key management personnel during the fiscal years ended June 30, 2022 and 2021 were as follows:

	2022	2021
	$	$
Short-term benefits	3,271	1,912
Long-term benefits	54	16
Shared-based payment transactions	8,335	2,070
Total compensation	11,660	3,998